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                       AMERICAN REPUBLIC INSURANCE COMPANY
                  NATIONAL HEADQUARTERS: DES MOINES, IOWA 50334


                                                               February 23, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re:    American Republic Variable Annuity Account
        File Number: 811-4921
        Rule 30b2-1 Filing

Commissioners:

        As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), American Republic Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report of the underlying management investment company, Mitchell Hutchins Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-l under the Act.

        Pursuant to Rule 30d-l under the Act, on March 1, 2001, Mitchell Hutchins, Series Trust filed its annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.


                                                         Sincerely,



                                                         /s/ Sarah Roy

                                                         Sarah Roy

cc: Kimberly J. Smith